Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent events

Subsequent to December 31, 2012, NXT issued the following stock options (with a term of 5 years and 3 year vesting) to certain of its Directors & Officers:

	date	exercise	# of stock
	issued	price	options

NXT Director	January 25, 2013	$0.76	150,000
NXT Officer	April 1, 2013	$0.66	150,000
			300,000